Financial Instruments And Risk Management (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	19,000,000		16,000,000
Derivative, Higher Remaining Maturity Range	18 months		12 months
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ 8	$ 29	$ (4)	$ (335)	$ (142)
Price Risk Cash Flow Hedge Derivative, at Fair Value	61		62	80
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimate of Time to Transfer	12 months		12 months
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	1		15
Minimum R-squared percentage in fuel hedge contracts			80.00%
Minimum dollar offset correlation			80.00%
Maximum dollar offset correlation			125.00%
Collateral Already Posted, Aggregate Fair Value			$ 0.6